Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Total revenue	$ 48,184,958	$ 32,524,013	$ 13,856,734
Sale of software products [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Total revenue	3,547,113	14,878,256	5,098,730
Sale of hardware products [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Total revenue	46,295	75,011	415,723
Technology development service [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Total revenue	16,419,889	9,246,992	6,404,394
M&S service [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Total revenue	2,429,526	2,772,795	1,937,887
Sale of cloud platform products [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregation of revenue [Line Items]
Total revenue	$ 25,742,135	$ 5,550,959